Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (13.8%)
Alphabet, Inc. - Class A *	14,784	39,525
Charter Communications, Inc. - Class A *	17,328	12,607
DISH Network Corp. - Class A *	76,464	3,323
Electronic Arts, Inc.	41,403	5,890
Facebook, Inc. - Class A *	58,271	19,777
Match Group, Inc. *	24,717	3,880
Netflix, Inc. *	6,534	3,988
Omnicom Group, Inc.	134,385	9,738
Roblox Corp. *	31,891	2,409
Snap, Inc. *	42,653	3,151
T-Mobile US, Inc. *	34,074	4,353

Total		108,641

Consumer Discretionary (10.3%)
Airbnb, Inc. *	34,098	5,720
Amazon.com, Inc. *	9,613	31,579
Chewy, Inc. *	12,889	878
Chipotle Mexican Grill, Inc. *	2,896	5,264
D.R. Horton, Inc.	16,309	1,370
Ross Stores, Inc.	39,836	4,336
Starbucks Corp.	97,719	10,779
Tesla Motors, Inc. *	13,227	10,257
The TJX Cos., Inc.	99,230	6,547
Ulta Beauty, Inc. *	13,174	4,755

Total		81,485

Consumer Staples (5.8%)
Constellation Brands, Inc. - Class A	31,793	6,698
The Estee Lauder Cos., Inc. - Class A	13,544	4,062
Mondelez International, Inc.	140,972	8,202
Monster Beverage Corp. *	61,983	5,506
Philip Morris International, Inc.	52,428	4,970
Sysco Corp.	206,682	16,225

Total		45,663

Energy (3.5%)
ConocoPhillips	77,170	5,230
Marathon Petroleum Corp.	41,665	2,575
Pioneer Natural Resources Co.	10,953	1,824

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Royal Dutch Shell PLC - Class A, ADR	138,411	6,169
Royal Dutch Shell PLC - Class B, ADR	238,065	10,539
Schlumberger, Ltd.	51,462	1,525

Total		27,862

Financials (12.6%)
American Express Co.	61,899	10,370
American International Group, Inc.	96,989	5,324
Ares Management Corp. - Class A	99,935	7,378
Berkshire Hathaway, Inc. - Class B *	15,236	4,159
The Charles Schwab Corp.	211,978	15,440
Chubb, Ltd.	28,632	4,967
Equitable Holdings, Inc.	202,723	6,009
The Hartford Financial Services Group, Inc.	45,631	3,206
Host Hotels & Resorts, Inc. *	189,988	3,103
Marsh & McLennan Cos., Inc.	29,485	4,465
Morgan Stanley	175,185	17,047
PNC Financial Services Group, Inc.	52,057	10,184
The Progressive Corp.	22,009	1,989
S&P Global, Inc.	13,814	5,869

Total		99,510

Health Care (13.7%)
Agilent Technologies, Inc.	19,053	3,002
Align Technology, Inc. *	4,052	2,696
Anthem, Inc.	10,861	4,049
AstraZeneca PLC, ADR	115,349	6,928
Baxter International, Inc.	32,665	2,627
Becton Dickinson and Co.	14,399	3,540
Biogen, Inc. *	4,442	1,257
Boston Scientific Corp. *	105,348	4,571
Bristol-Myers Squibb Co.	98,248	5,813
Centene Corp. *	55,712	3,471
Danaher Corp.	20,558	6,259
Edwards Lifesciences Corp. *	34,649	3,923
Eli Lilly & Co.	46,182	10,670
Exact Sciences Corp. *	11,479	1,096
HCA Healthcare, Inc.	8,130	1,973

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Humana, Inc.	8,210	3,195
Illumina, Inc. *	5,656	2,294
Incyte Corp. *	7,519	517
Insulet Corp. *	4,444	1,263
Laboratory Corp. of America Holdings *	6,741	1,897
McKesson Corp.	7,656	1,527
Pfizer, Inc.	272,015	11,699
PPD, Inc. *	20,400	955
Regeneron Pharmaceuticals, Inc. *	2,781	1,683
Seattle Genetics, Inc. *	8,255	1,402
Stryker Corp.	17,140	4,520
Teleflex, Inc.	9,021	3,397
UnitedHealth Group, Inc.	12,277	4,797
Vertex Pharmaceuticals, Inc. *	7,615	1,381
Zoetis, Inc.	31,044	6,027

Total		108,429

Industrials (9.4%)
The Boeing Co. *	17,843	3,924
Equifax, Inc.	8,392	2,127
FedEx Corp.	24,137	5,293
Fortive Corp.	74,482	5,256
General Dynamics Corp.	16,229	3,181
General Electric Co.	5,759	593
IHS Markit, Ltd.	66,833	7,794
Ingersoll-Rand, Inc. *	102,594	5,172
J.B. Hunt Transport Services, Inc.	39,130	6,543
Johnson Controls International PLC	63,667	4,335
Lockheed Martin Corp.	6,529	2,253
Parker Hannifin Corp.	10,652	2,979
Raytheon Co.	83,509	7,178
Southwest Airlines Co. *	46,515	2,392
Trane Technologies PLC	13,252	2,288
Uber Technologies, Inc. *	52,714	2,362
Wabtec Corp.	82,527	7,115
Waste Management, Inc.	24,118	3,602

Total		74,387

Information Technology (21.6%)
Adobe Systems, Inc. *	8,423	4,849

Large Cap Core Stock Portfolio

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Advanced Micro Devices, Inc. *	89,930	9,254
Apple, Inc.	191,612	27,113
Autodesk, Inc. *	1,845	526
Ceridian HCM Holding, Inc. *	18,289	2,060
Cognizant Technology Solutions Corp. - Class A	26,574	1,972
FLEETCOR Technologies, Inc. *	18,908	4,940
Global Payments, Inc.	62,069	9,781
GoDaddy, Inc. *	22,962	1,600
KLA-Tencor Corp.	11,303	3,781
Marvell Technology, Inc.	137,090	8,268
Micron Technology, Inc.	82,715	5,871
Microsoft Corp.	160,099	45,135
NVIDIA Corp.	9,908	2,053
PayPal Holdings, Inc. *	28,791	7,492
salesforce.com, Inc. *	33,348	9,045
ServiceNow, Inc. *	5,422	3,374
Shopify, Inc. *	1,547	2,097
Skyworks Solutions, Inc.	13,095	2,158
Snowflake, Inc. *	1,970	596
Teradyne, Inc.	8,877	969
Texas Instruments, Inc.	39,028	7,502
UiPath, Inc. *	12,102	637
Visa, Inc. - Class A	27,962	6,228
Workday, Inc. - Class A *	13,868	3,465

Total		170,766

Materials (2.6%)
Ball Corp.	23,901	2,150
Celanese Corp. - Class A	31,052	4,678
Crown Holdings, Inc.	19,040	1,919
FMC Corp.	38,973	3,568
Linde PLC	16,453	4,827
PPG Industries, Inc.	25,013	3,577

Total		20,719

Real Estate (2.5%)
American Tower Corp.	23,133	6,140
Prologis, Inc.	59,009	7,402
Welltower, Inc.	72,408	5,966

Total		19,508

Utilities (2.8%)
Duke Energy Corp.	72,239	7,050
Edison International	68,445	3,796
Exelon Corp.	116,160	5,615

Common Stocks (98.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
FirstEnergy Corp.	168,496	6,002

Total		22,463

Total Common Stocks (Cost: $575,596)		779,433

Investment Companies (0.7%)
Investment Companies (0.7%)
SPDR S&P 500 ETF Trust	13,124	5,632

Total		5,632

Total Investment Companies (Cost: $5,641)		5,632

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,242,993	4,243

Total		4,243

Total Short-Term Investments (Cost: $4,243)		4,243

Total Investments (99.8%) (Cost: $585,480)@		789,308

Other Assets, Less Liabilities (0.2%)		1,191

Net Assets (100.0%)		790,499

Large Cap Core Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $585,480 and the net unrealized appreciation of investments based on that cost was $203,828 which is comprised of $209,928 aggregate gross unrealized appreciation and $6,100 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$779,433	$—	$—
Investment Companies	5,632	—	—
Short-Term Investments	4,243	—	—

Total Assets:	$789,308	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand